SHARE-BASED COMPENSATION - EXPENSES RECORDED BY GROUP (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 48,690	¥ 315,407	¥ 173,274	¥ 37,396
Kingsoft Share Award Scheme
SHARE-BASED COMPENSATION
Share-based compensation expenses	853	5,525	5,616	1,869
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	235	1,523	1,393	10
Product development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	22,026	142,682	51,176	14,520
Selling and marketing
SHARE-BASED COMPENSATION
Share-based compensation expenses	2,789	18,068	7,407	2,835
General and administrative
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 23,640	¥ 153,134	¥ 113,298	¥ 20,031